Related Party Transactions - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Voyage revenues	$ 99,241	$ 98,608	$ 195,012	$ 195,934
General and administrative expenses	(5,864)	(7,068)	$ (11,292)	(13,776)
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor			10 years
Teekay Corporation [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Additional time period for fixed-rate time-charters contract			15 years
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues	8,933	10,599	$ 18,646	20,008
Vessel operating expenses	(5,234)	(5,241)	(9,916)	(9,623)
General and administrative expenses	$ (2,967)	$ (4,252)	$ (5,229)	$ (7,668)